PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	NOTE 3 - PREPAID EXPENSES AND OTHER CURRENT ASSETS Composition:
	December 31,
	2 0 1 8	2 0 1 7

Government institutions	178	89
Prepaid expenses	206	261
Deposits	34	55
Other assets	1	1
	419	406